Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2020
Table Text Block
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2020
Total Capital (to Risk-Weighted Assets):
Corporation	$5,773,919	18.81%	$3,223,720	10.500%
BPPR	4,226,887	18.58	2,388,394	10.500
PB	1,283,332	17.34	776,975	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,992,096	16.26%	$2,149,146	7.000%
BPPR	3,940,385	17.32	1,592,262	7.000
PB	1,190,758	16.09	517,983	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,014,239	16.33%	$2,609,678	8.500%
BPPR	3,940,385	17.32	1,933,461	8.500
PB	1,190,758	16.09	628,980	8.500

Tier I Capital (to Average Assets):
Corporation	$5,014,239	7.80%	$2,572,201	4%
BPPR	3,940,385	7.26	2,169,835	4
PB	1,190,758	12.35	385,685	4
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2019
Total Capital (to Risk-Weighted Assets):
Corporation	$5,858,615	20.31%	$3,028,239	10.500%
BPPR	4,226,374	19.98	2,220,908	10.500
PB	1,211,045	16.98	748,836	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,121,240	17.76%	$2,018,826	7.000%
BPPR	3,958,518	18.72	1,480,605	7.000
PB	1,165,710	16.35	499,224	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,121,240	17.76%	$2,451,431	8.500%
BPPR	3,958,518	18.72	1,797,878	8.500
PB	1,165,710	16.35	606,200	8.500

Tier I Capital (to Average Assets):
Corporation	$5,121,240	10.03%	$2,042,299	4%
BPPR	3,958,518	9.62	1,645,851	4
PB	1,165,710	12.33	378,041	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized
	2020		2019
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$2,274,660	10%	$2,115,150	10%
PB	739,976	10	713,177	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,478,529	6.5%	$1,374,848	6.5%
PB	480,985	6.5	463,565	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,819,728	8%	$1,692,120	8%
PB	591,981	8	570,542	8

Tier I Capital (to Average Assets):
BPPR	$2,712,294	5%	$2,057,314	5%
PB	482,106	5	472,551	5